UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 121.5%
ARGENTINA - 1.4%
		Republic of Argentina,
USD	450	7.00%, 3/28/11	$216,397
USD	2,660	7.00%, 4/17/17	969,877

			1,186,274

AUSTRALIA - 25.0%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/13 (a)(b)	275,601
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/11 (a)(b)	308,341
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	211,583
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	648,627
		Caisse d’Amortissement de la Dette Sociale,
AUD	1,200	7.50%, 2/28/13	846,576
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	268,223
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	329,214
		Commonwealth of Australia,
AUD	250	5.75%, 6/15/11	170,081
		Deutsche Bank AG,
AUD	500	7.50%, 10/19/12	335,972
		Eurofima,
AUD	200	6.00%, 1/28/14	135,097
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	321,704
		General Electric Capital Australia Funding Pty,
AUD	500	6.00%, 5/15/13	275,992
AUD	600	6.00%, 4/15/15	301,931
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	253,485
		HBOS PLC,
AUD	500	6.75%, 5/01/12 (a)(b)	271,220
		HSBC Bank Australia,
AUD	2,000	4.77%, 5/20/11 (a)(b)	1,131,086
		ING Bank Australia, Ltd.,
AUD	1,000	7.00%, 4/24/12	653,221
		International Finance Corp.,
AUD	750	7.50%, 2/28/13	534,938
		Kreditanstalt fuer Wiederaufbau,
AUD	1,700	7.50%, 8/26/11	1,171,643
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	223,890
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	316,671
AUD	200	6.75%, 3/12/14	119,976
		Monumental Global Funding,
AUD	500	6.50%, 11/08/11	308,884
		National Australia Bank,
AUD	1,000	5.75%, 12/19/13	662,075
		National Capital Trust III,
AUD	500	5.10%, 9/30/16 (a)(b)	190,472
		New South Wales Treasury Corporation,
AUD	1,500	7.00%, 12/01/10	1,014,616
		Queensland Treasury Corporation,
AUD	200	6.00%, 6/14/11	134,127
AUD	950	6.00%, 8/14/13	649,313
AUD	600	6.00%, 10/14/15	411,752
AUD	750	6.00%, 6/14/21	524,779
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17 (a)	312,690
		SLM Corp.,
AUD	500	6.50%, 5/18/09	308,008
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	391,142
		St. George Bank, Ltd.,
AUD	1,000	10.00% 5/09/13 (a)(b)	667,668
		Suncorp Metway Insurance, Ltd.,
AUD	1,000	5.75%, 4/15/12	656,807
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	641,469
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	327,386

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
AUSTRALIA (continued)
		Travelers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	$317,795
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	444,301
		Western Australia Treasury Corporation,
AUD	1,550	8.00%, 6/15/13	1,131,663
AUD	2,550	8.00%, 7/15/17	1,979,927
		Westpac Banking Corp.,
AUD	700	8.25%, 4/18/11	478,768

			20,658,714

BRAZIL - 3.7%
		Banco Nac De Desen Econo.,
USD	410	6.369%, 6/16/18	373,100
		Dasa Finance Corp.,
USD	470	8.75%, 5/29/13 (b)	392,133
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	224,275
		Federal Republic of Brazil,
USD	410	10.00%, 8/07/11	471,090
BRL	2,600	10.00%, 1/01/17	953,143
		Independencia International, Ltd.,
USD	180	9.875%, 5/15/15	113,400
USD	260	9.875%, 1/31/17	163,800
		ISA Capital do Brasil SA,
USD	410	8.80%, 1/30/17	375,150

			3,066,091

CANADA - 22.3%
		Canadian Government,
CAD	800	5.50%, 6/01/10	689,210
CAD	2,000	8.00%, 6/01/23	2,419,751
CAD	2,000	9.00%, 6/01/25	2,667,123
CAD	1,700	9.50%, 6/01/10	1,537,188
CAD	3,000	10.25%, 3/15/14	3,386,838
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	562,989
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	1,962,112
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	1,977,491
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	854,882
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,362,993

			18,420,577

COLOMBIA - 0.9%
		EEB international, Ltd.,
USD	100	8.75%, 10/31/11 (b)	96,000
		Republic of Colombia,
COP	1,320,000	12.00%, 10/22/15	634,051

			730,051

DOMINICAN REPUBLIC - 1.8%
		Dominican Republic International Bond,
USD	1,820	8.625%, 4/20/27	1,164,800
USD	459	9.04%, 1/23/18	344,288

			1,509,088

EL SALVADOR - 1.6%
		Republic of El Salvador,
USD	1,380	7.65%, 6/15/35	1,048,800
USD	320	8.25%, 4/10/32	251,200

			1,300,000

GABON - 0.8%
		Gabonese Republic,
USD	940	8.20%, 12/12/17	648,600

GEORGIA - 0.7%
		Republic of Georgia,
USD	940	7.50%, 4/15/13	586,090

GHANA - 0.5%
		Republic of Ghana,
USD	650	8.50%, 10/04/17	422,500

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
INDONESIA - 2.9%
		Empire Cap Resources PTE,
USD	372	9.375%, 12/15/09 (b)	$253,475
		Indonesia Government International Bond,
IDR	2,850,000	11.00%, 12/15/12	249,805
IDR	1,500,000	13.175%, 7/15/12	140,048
IDR	1,150,000	13.40%, 2/15/11	105,828
IDR	5,500,000	13.45%, 8/15/11	511,791
		Majapahit Holding BV,
USD	490	7.75%, 10/17/16	308,259
		MGTI Finance Co. Ltd.,
USD	210	8.375%, 9/15/10	200,148
		Republic of Indonesia,
USD	550	6.875%, 3/09/17	414,571
USD	300	8.50%, 10/12/35	221,783

			2,405,708

KAZAKSTAN - 0.5%
		KazMunaiGaz Finance Sub. BV,
USD	470	8.375%, 7/02/13	376,000

KOREA - 0.9%
		Korea Development Bank,
USD	740	8.00%, 1/23/14	735,930

MEXICO - 3.2%
		Desarrolladora Homex SAB de CV,
MXN	5,300	7.25%, 12/15/16	358,664
USD	171	7.50%, 9/28/10 (b)	119,273
		Mexican Fixed Rate Bonds,
MXN	3,880	10.00%, 12/05/24	320,178
MXN	12,650	10.00%, 11/20/36	1,070,565
		Mexico Government International Bond,
USD	360	8.30%, 8/15/31	392,400
		Pemex Project Funding Master Trust,
USD	470	6.625%, 6/15/38	359,550

			2,620,630

NETHERLANDS - 0.7%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	261,000
		HSBK Europe BV,
USD	480	9.25%, 10/16/13	350,400

			611,400

NEW ZEALAND - 24.6%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/12 (a)(b)	1,537,914
		Auckland Healthcare Services, Ltd.,
NZD	1,000	7.75%, 9/15/15	587,881
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	1,535,931
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09 (a)(b)	991,758
		European Investment Bank,
NZD	2,000	6.50%, 9/10/14	1,139,195
NZD	500	7.25%, 2/08/10	265,016
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	486,986
NZD	1,000	6.625%, 2/04/10	503,339
NZD	1,000	6.75%, 9/26/16	452,940
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,146,943
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	514,853
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	664,134
		New Zealand Government,
NZD	5,750	6.00%, 12/15/17	3,276,100
NZD	500	6.50%, 4/15/13	281,314
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	500,111
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	556,698
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	817,952
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	555,323

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (concluded)
NEW ZEALAND (continued)
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	$1,632,914
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	683,511
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	524,674
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	1,636,083

			20,291,570

PANAMA - 1.9%
		Republic of Panama,
USD	1,040	8.875%, 9/30/27	1,130,168
USD	440	9.375%, 7/23/12	477,180

			1,607,348

PERU - 2.1%
		Republic of Peru,
USD	180	6.55%, 3/14/37	161,838
USD	1,340	9.875%, 2/06/15	1,571,150

			1,732,988

PHILIPPINES - 1.4%
		Republic of Philippines,
USD	210	9.375%, 1/18/12 (b)	232,586
USD	520	9.50%, 2/02/30	587,600
USD	310	10.625%, 3/16/25	375,875

			1,196,061

RUSSIA - 3.8%
		Evraz Group SA,
USD	1,040	8.25%, 11/10/15	634,400
USD	240	8.875%, 4/24/13	148,800
		GPB Eurobond Finance PLC,
RUB	12,400	7.25%, 2/22/10	283,335
		Red Arrow International Leasing,
RUB	18,578	8.375%, 6/30/12	304,038
		RHSB Capital SA,
USD	1,066	7.75%, 5/29/18	692,900
		Russian Standard Finance SA,
USD	220	7.50%, 10/07/10	99,517
		Transcapit,
USD	340	8.70%, 8/07/18	248,200
		Vimpel-Communication,
USD	480	8.375%, 4/30/13	345,600
		VTB Capital SA,
USD	550	8.375%, 4/30/13	388,322

			3,145,112

SERBIA - 0.7%
		Republic of Serbia,
USD	770	3.75%, 11/01/08 (a)(b)	539,000

SOUTH AFRICA - 1.6%
		Republic of South Africa,
USD	410	6.50%, 6/02/14	401,800
USD	880	7.375%, 4/25/12	906,048

			1,307,848

TURKEY - 2.6%
		Republic of Turkey,
USD	730	7.25%, 3/15/15	734,599
TRY	1,370	16.00%, 3/07/12	834,131
TRY	1,040	Zero Coupon, 4/14/10	537,256

			2,105,986

UKRAINE - 0.8%
		Alfa Bank Ukraine,
USD	100	9.25%, 7/26/10	50,000
USD	400	9.75%, 12/22/09	248,000
		CJSC, The EXIM of Ukraine,
USD	160	7.65%, 9/07/11	66,200
		Ukraine Government International Bond,
USD	610	6.75%, 11/14/17	265,820

			630,020

UNITED KINGDOM - 10.9%
		Lloyds TSB Group PLC,
GBP	1,000	9.125%, 10/17/11	1,551,997
GBP	260	12.00%, 1/02/11	421,465

Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
UNITED KINGDOM (continued)
		United Kingdom Treasury,
GBP	450	6.00%, 12/07/28	$777,248
GBP	600	8.00%, 12/07/15	1,104,562
GBP	1,000	8.75%, 8/25/17	1,960,930
GBP	1,870	9.00%, 7/12/11	3,189,845

			9,006,047

URUGUAY - 2.3%
		Republica Orient Uruguay,
UYU	24,200	4.25%, 4/05/27	576,099
UYU	3,260	5.00%, 9/14/18	98,836
USD	1,160	7.625%, 3/21/36	974,980
USD	240	8.00%, 11/18/22	221,400

			1,871,315

VENEZUELA - 1.9%
		Petroleos de Venezuela SA,
USD	1,400	5.25%, 4/12/17	539,000
		Republic of Venezuela,
USD	760	5.75%, 2/26/16	343,900
USD	567	8.50%, 10/08/14	317,520
USD	280	9.00%, 5/07/23	129,500
USD	327	10.75%, 9/19/13	220,725

			1,550,645

Total Long-Term Investments (cost $119,433,493)			100,261,593

SHORT-TERM INVESTMENTS - 9.4%
EGYPT - 1.0%
		Egypt Treasury Bills,
EGP	4,650	Zero Coupon, 5/05/09	811,797

UNITED STATES - 8.4%
NZD	5,377	State Street Bank and Trust Company Fixed Deposit,
		1.00%, 2/04/09	2,730,703
USD	1,550	State Street Bank and Trust Company Time Deposit,
		0.01% dated 1/30/09	1,550,000
USD	2,650	Repurchase Agreement, State Street Bank and Trust Company, 0.08% dated 1/30/09, due 2/02/09 in the amount of $2,650,018 (collateralized by $2,340,000 U.S. Treasury Bond, 4.50% due 11/15/15; value $2,706,444)	2,650,000

			6,930,703

Total Short-Term Investments (cost $7,924,553)			7,742,500

Total Investments - 130.9% (cost $127,358,046)			108,004,093
Liabilities in Excess of Other Assets - (30.9)%			(25,476,874)

Net Assets Applicable to Common Shareholders - 100.0%			$82,527,219

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

COP - Colombian peso

EGP - Egyptian pound

GBP - British pound

IDR - Indonesian rupah

MXN - Mexican peso

NZD - New Zealand dollar

RUB - Russian ruble

TRY - Turkish lira

USD - United States dollar

UYU - Uruguayan peso

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2009.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Deutsche Bank	June 25, 2011	7,000	4.140%	3 month LIBOR	$(397,383)
Merrill Lynch	June 26, 2009	7,000	3.370%	3 month LIBOR	(69,993)
UBS AG	October 31, 2010	5,400	3.980%	3 month LIBOR	(279,472)

					$(746,848)

Aberdeen Global Income Fund, Inc. 5

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 3 year	March 2009	12	$(12,029)
Australian Treasury Bond 6% - 10 year	March 2009	95	70,718

			$58,689

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2009	Sale Value as of January 31, 2009	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
settlement date 2/10/09	BRL677,000	USD284,155	$290,809	$284,155	$6,654
settlement date 2/10/09	BRL363,000	USD154,140	155,929	154,140	1,789
settlement date 2/10/09	BRL409,000	USD166,939	175,688	166,939	8,749
Colombian Peso/United States Dollar
settlement date 2/10/09	COP259,123,000	USD108,329	106,140	108,329	(2,189)
Egyptian Pound/United States Dollar
settlement date 2/10/09	EGP3,975,000	USD705,788	710,508	705,788	4,720
Russian Ruble/United States Dollar
settlement date 2/10/09	RUB7,609,000	USD261,838	210,555	261,838	(51,283)
United States Dollar/Brazilian Real
settlement date 2/10/09	USD721,349	BRL1,561,000	721,349	670,536	50,813
settlement date 2/10/09	USD457,716	BRL1,096,000	457,716	470,793	(13,077)
United States Dollar/Canadian Dollar
settlement date 4/24/09	USD5,002,852	CAD6,316,000	5,002,852	5,149,781	(146,929)
United States Dollar/Colombian Peso
settlement date 2/10/09	USD689,414	COP1,568,417,000	689,414	642,441	46,973
United States Dollar/Egyptian Pound
settlement date 2/10/09	USD696,757	EGP3,975,000	696,757	710,508	(13,751)
United States Dollar/British Pound
settlement date 4/24/09	USD8,912,469	GBP6,480,000	8,912,469	9,383,498	(471,029)
United States Dollar/Indonesian Rupiah
settlement date 2/10/09	USD286,625	IDR4,041,415,000	286,625	354,102	(67,477)
settlement date 2/10/09	USD123,898	IDR1,803,948,000	123,898	158,059	(34,161)
settlement date 2/10/09	USD159,718	IDR1,823,985,000	159,718	159,815	(97)
United States Dollar/Mexican Peso
settlement date 4/24/09	USD695,040	MXN9,921,000	695,040	679,125	15,915
settlement date 4/24/09	USD437,470	MXN6,307,000	437,470	431,735	5,735
United States Dollar/New Zealand Dollar
settlement date 4/24/09	USD7,147,972	NZD13,840,000	7,147,972	6,985,760	162,212
United States Dollar/Russian Ruble
settlement date 2/10/09	USD706,576	RUB20,738,000	706,576	573,858	132,718
United States Dollar/Turkish Lira
settlement date 4/24/09	USD892,297	TRY1,536,000	892,297	910,757	(18,460)

		Net USD Total	$28,579,782	$28,961,957	$(382,175)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and net unrealized depreciation as of January 31, 2009 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$129,382,534	$3,699,283	$25,077,724	$21,378,441

Quality of Investments

As of January 31, 2009, 71.3% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2009.

% of total Investments
AAA/Aaa	44.7
AA/Aa	11.7
A	14.9
BBB/Baa	8.9
BB/Ba*	15.5
B*	4.3

*	Below Investment Grade

Aberdeen Global Income Fund, Inc. 6

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. The Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current market value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price or, if unavailable, as obtained from a pricing source.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value or using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

In 2009, the Registrant commenced complying with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2009.

		Other Financial Instruments*
Valuation Inputs	Investments in Securities	Assets	Liabilities
Level 1	$—	$70,718	$(12,029)
Level 2	108,004,093	436,278	(1,565,301)
Level 3	—	—	—

Total	$108,004,093	$506,996	$(1,577,330)

*	Other financial instruments are futures contracts, forward foreign currency exchange contracts and interest rate swaps.

Interest Rate Swaps

The Registrant may engage in certain interest rate swap transactions to hedge the Registrant’s leverage facility. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from the unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts. The Registrant is subject to off balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Registrant to the risk of loss up to the notional value of the futures contracts. Use of short futures subjects the Registrant to unlimited risk of loss.

Aberdeen Global Income Fund, Inc. 7

Portfolio of Investments (concluded)

As of January 31, 2009 (unaudited)

Notes to Portfolio of Investments (concluded)

Options

When the Registrant writes an option, an amount equal to the premium received by the Registrant is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Registrant enters into a closing transaction), the Registrant realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of January 31, 2009, there were no open option contracts.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments

The Registrant is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk.

Aberdeen Global Income Fund, Inc. 8

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2009

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: March 30, 2009